SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of research and development expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
Payroll and related expenses	$ 3,592	$ 5,650	$ 6,530
Clinical and preclinical trials expenses	8,280	5,745	602
Professional consulting and subcontracted work	4,647	10,134	2,173
Other	1,284	2,012	3,377
Total research and development expenses	$ 17,803	$ 23,541	$ 12,682